THE SIMMS FUNDS

                                U.S. EQUITY FUND

                                 INTERNATIONAL
                                  EQUITY FUND

                               GLOBAL EQUITY FUND

                                 ANNUAL REPORT
                                 JUNE 30, 2000

             (SIMMS CAPITAL MANAGEMENT, INC. GLOBAL INVESTORS LOGO)

THE SIMMS FUNDS
REPORT FROM MANAGEMENT                                         AUGUST 18, 2000

Dear Shareholders,

Although the current year has been difficult for equity investors for the fiscal year ended June 30, 2000, we are proud to provide the following results for our Funds. The Simms U.S. Equity Fund's total return was 21% for the Class Y shares and assets under management have increased 80% to $9.4 million. The Simms International Equity Fund's total return was 48% for the Class Y shares and assets under management have increased 173% to $15.1 million. The Simms Global Equity Fund's total return was 34% for the Class Y shares and assets under management have increased over five fold to $5.9 million.

Most other indices are down modestly for the current quarter and the current year. Only U.S. mid-cap (+8%), SWEDEN (+6%), CANADA (+19%) and several emerging markets are up meaningfully year-to-date. Commodity prices led by oil (a proxy for the natural resource based Canadian economy) continued to rise in the quarter. Our quarterly and trailing 12-month performance and sector weights can be attributed to superior stock selection.

UNITED STATES & CANADA:

In the U.S., Greenspan seems to have engineered a soft landing as interest rates, oil prices and a slumping stock market have taken the edge off consumer confidence and spending. The Fed is allowed to put further tightening on hold for the time being (through the election) as the economic indicators (Purchasing Managers Surveys, retail sales, etc.) confirm a slowing in the economy. The oil price wild card seems to have been taken off the table by the Saudi Arabians, who remember the "wreck" $30/bbl oil caused in the 1980s.

Most 2nd quarter earnings warnings have been made (Computer Associates, Honeywell, etc.), which means some pretty strong quarterly earnings reports (Cisco, EMC, GE, Nokia, Oracle) are ahead of us. GDP growth is estimated at 4% for the quarter compared to 5.4% in the first quarter and earnings expectations are intact. S&P operating earnings (I/B/E/S) are estimated to rise to $57.79 this year (vs. $51.02 last) and $62.62 in 2001. Lastly, market PE ratios of 26x 2000 and 24x 2001 seem reasonable given the environment.

The market is looking ahead towards a post-tightening period, with a more equity-friendly environment enjoying moderate growth, low inflation and unemployment and continued gains in productivity and prosperity. Our largest sector weights remain in technology, consumer cyclicals and healthcare. We
                         ----------  ------------------     ----------
bought Amgen (biotech), Comverse Technology, Home Depot (consumer), as well as
              -------                                    --------
Xilinx (technology), and sold Fannie Mae (finance), Honeywell (capital goods),
                                          -------              -------------
Lucent (telecom) and Microsoft (technology).  These changes were all made based
        -------                 ----------
on our valuation models.

EUROPE & UNITED KINGDOM:

Yes, the U.S. economy is showing signs of a cooling off, but most economic indicators are still pointing to a robust upswing in EUROPE. GDP is expected to be up another 3.5% by year-end, with rising earnings (+14%) and business sentiment at an all-time high. The Euro has stabilized at roughly US$0.95 in the second quarter supported by higher interest rates and the strong economy. The UNITED KINGDOM risks becoming more isolated as owners of manufacturing facilities on the island threaten to close if the UK doesn't soon agree to join the monetary union.

The economy's ability to create new jobs after so many years of stagnation and restructuring is particularly impressive. Unemployment in EUROLAND is now down to 9.2% from 11.7% in January 1997. The NETHERLANDS (2.9%), AUSTRIA (3.3%) and PORTUGAL (4.2%) are leading the way, but most countries across the continent are now enjoying a rapid reduction in unemployment.

On the other hand, the stock markets there have continued to demonstrate a total lack of direction. Last year's strong performance in TMT (technology, media and
                                                     ---  ----------  -----
telecom) stocks pushed valuations to levels which investors felt uncomfortable
-------
with six months later. Yet, there is no new leadership in the market. "Value stocks" are not doing much better and equities seem to follow the moody swings of Wall Street.

We have continued our search for stocks with impressive growth but better earnings visibility and lower price earnings ratios. Ahold, the DUTCH headquartered retailer is expected to have 17% earnings growth in the next 3 to 5 years, while trading less than 20 times earnings. Similarly, we bought TNT Post, the Dutch postal service company with a dominant express mail business in Europe. TNT Post is trading at a reasonable PER while it should benefit from strong demand coming from Internet-related orders. During the second quarter, we also took profits in Adecco which had become expensive and sold Dixons as their Internet business seems to be stagnating.

As expected, the European Union leaders agreed to let GREECE join the EMU on January 1, 2001 as the 12th member. We own Hellenic Telecom there as well as Matav (telecom) in HUNGARY, which remains an emerging market country.
       -------

JAPAN:

The Bank of JAPAN's June survey of business conditions (the Tankan survey) was generally better than expected. However, the timid economic recovery has disproportionately affected large manufacturing exporters that have benefited from the global IT investment boom. Small and medium size businesses are not showing healthy improvements, and Japanese consumers are still holding on to their savings. It seems, however, that the Japanese economy is slowly recovering, and we may expect a modest growth in GDP for the next 18 months. Hence, we expect the BoJ to move away from its "zero interest rate" policy sometime during the third quarter. Again, lower oil prices are a major plus.

JAPANESE equities overall (TOPIX -6%) continued their lackluster performance in the second quarter. We took profits in Trend Micro (tech) and Nippon Telegraph
                                                     ----
(telecom). Both benefited from the rally in TMT and their valuations have eroded
 -------                                    ---
due to price. With the proceeds we bought Eisai (pharma) after the market had
                                                 ------
digested disappointing '99 earnings. The company's prospects are particularly exciting in the U.S., where two of its drugs are selling very well.

EMERGING MKTS:

Even though the EMERGING MARKETS underperformed global equities (-11%) in the second quarter, economic recovery in the sector appears to be accelerating. CHINA, as an example, is expecting +8% growth this year -- their first positive
(YoY) in three years. Our emerging markets stocks declined only 1.3% in the second quarter re-enforcing the value of our stock selection process. Teva Pharmaceutical in ISRAEL led the way +48% in Q2. We remain marginally overweight in the sector.

In the much-anticipated MEXICAN elections, Vincente Fox Quesada of PAN (National Action Party) was the upset winner over the PRI (Institutional Revolutionary Party), which had been in power for 71 years. This victory had not been priced into the market as we saw a 6% jump in the Bolsa the day after the election (July 2nd). Long term, this is bullish for the market and we retain our position in Telmex.

The Asian recovery has broadened, with domestic demand replacing net exports as the main growth driver. Private consumption now contributes the most to GDP. Further corporate and financial reform is necessary to sustain this expansion. Korea Telecom remains our only position in the region outside of HONG KONG.

According to published reports, 42% of Hang Seng Index 1999 operating profits came from outside HONG KONG through three big firms, one of which is China Mobile (HK) [formerly China Telecom]. CHINA is expected to be the second largest market for cellular subscribers behind the U.S. and China Mobile's earnings should grow 24% annually over the next 5 years. In addition to China Mobile we also own Asia Satellite.

SUMMARY:

As stated earlier, we believe the environment is ideal for investing in equities globally. Broadly speaking, we are overweight in foreign stocks (EAFE versus the S&P); overweight in Europe, underweight in U.S., UK and JAPAN and essentially equal-weight in the EMERGING MARKETS. More importantly, we continue to be FULLY INVESTED in quality GROWTH STOCKS around the globe.

          PORTFOLIO CHARACTERISTICS AND DIVERSIFICATION AS OF 6/30/00

   PORTFOLIO CHARACTERISTICS        U.S.          INT'L         GLOBAL
   -------------------------------------------------------------------
   P/E (2000)                      43.8x          38.7x          42.0x
   P/E (2001)                      35.7x          30.5x          33.7x
   5 Year Growth Rate              22.2%          20.9%          22.0%
   ROE (LT growth rate)            24.4%          20.2%          23.4%
   Yield                            0.3%           0.8%           0.6%
   Avg. Mkt. Cap                $116.7 B        $45.4 B        $82.2 B

   GLOBAL REGIONAL DIVERSIFICATION   VS.   MSCI  WORLD (AS OF 6/30/00)
   ------------------------------------------------------------------
   U.S. & Canada                   43.1%                         50.6%
   Europe                          28.7%                         24.2%
   Japan                           10.7%                         12.9%
   United Kingdom                   4.1%                          9.4%
   Asia Pacific (ex. Japan)         1.9%                          2.9%
   Latin America                    1.1%                            NA
   Middle East                      5.9%                            NA
   Cash (in US$)                    4.5%                            NA

   GLOBAL SECTOR DIVERSIFICATION
   -----------------------------
   Technology                      36.8%
   Consumer                        16.8%
   Telecom                         11.6%
   Healthcare                      13.8%
   Financials                       7.5%
   Capital Goods                    4.6%
   Util. & Transport.               4.4%
   Cash (in US$)                    4.5%

We thank you for your support and for future growth.

/s/ Robert A. Simms
Robert A. Simms
President & CEO

/s/ Thomas L. Melly
Thomas L. Melly
Principal,
Portfolio Manager

/s/ Jennifer D. Miller
Jennifer D. Miller
Principal,
Portfolio Manager

/s/ Herve van Caloen
Herve van Caloen
Principal,
Portfolio Manager

THE SIMMS FUNDS
U.S. EQUITY FUND

   SIMMS U.S. EQUITY FUND -- CLASS A VS. S&P 500 INDEX GROWTH OF HYPOTHETICAL
                               $10,000 INVESTMENT

             Simms U.S. Equity _        Simms U.S. Equity --
Date           Class A No Load                Class A           S&P 500 Index
 4/99              10,000                      9,600               10,000
 6/99              10,246                      9,836               10,144
 9/99              10,033                      9,632                9,510
12/99              12,007                     11,527               10,925
 3/00              12,525                     12,024               11,176
 6/00              12,271                     11,780               10,879

      Average Annual Total Return                       One           Since
   For the period ended June 30, 2000                  Year         Inception
   ----------------------------------                  ----         ---------
Simms U.S. Equity Fund - Class A No Load (1)<F1>      19.76%         18.92%
Simms U.S. Equity Fund - Class A (1)<F1>              14.98%         14.81%
S&P 500 Index                                          7.25%          7.38%

(1)<F1>  April 26, 1999 inception.

   SIMMS U.S. EQUITY FUND -- CLASS Y VS. S&P 500 INDEX GROWTH OF HYPOTHETICAL
                               $10,000 INVESTMENT

Date            Simms U.S. Equity -- Class Y         S&P 500 Index
12/98                      10,000                        10,000
 3/99                      11,990                        11,085
 6/99                      12,510                        11,866
 9/99                      12,310                        11,125
12/99                      14,749                        12,780
 3/00                      15,423                        13,074
 6/00                      15,134                        12,726

      Average Annual Total Return                       One           Since
   For the period ended June 30, 2000                  Year         Inception
   ----------------------------------                  ----         ---------
Simms U.S. Equity Fund - Class Y (1)<F2>              20.98%         30.57%
S&P 500 Index                                          7.25%         16.76%

(1)<F2>  December 11, 1998 inception.

THE SIMMS FUNDS
INTERNATIONAL EQUITY FUND

     SIMMS INTERNATIONAL EQUITY FUND -- CLASS A VS. MORGAN STANLEY CAPITAL
       INTERNATIONAL EAFE INDEX GROWTH OF HYPOTHETICAL $10,000 INVESTMENT

          Simms International                                Morgan Stanley
            Equity -- Class A     Simms International     Capital International
Date            No Load            Equity -- Class A           EAFE Index
 2/99            10,000                  9,600                   10,000
 3/99             9,867                  9,472                   10,258
 6/99            10,323                  9,910                   10,720
 9/99            11,025                 10,584                   11,030
12/99            15,779                 15,148                   12,962
 3/00            15,954                 15,316                   12,985
 6/00            15,223                 14,614                   12,341

      Average Annual Total Return                              One      Since
   For the period ended June 30, 2000                          Year   Inception
   ----------------------------------                          ----   ---------
Simms International Equity Fund - Class A No Load (1)<F3>     47.48%    34.62%
Simms International Equity Fund - Class A (1)<F3>             41.62%    30.76%
Morgan Stanley Capital International EAFE Index               15.12%    16.04%

(1)<F3>  February 1, 1999 inception.

     SIMMS INTERNATIONAL EQUITY FUND -- CLASS Y VS. MORGAN STANLEY CAPITAL
       INTERNATIONAL EAFE INDEX GROWTH OF HYPOTHETICAL $10,000 INVESTMENT

               Simms International           Morgan Stanley Capital
Date            Equity -- Class Y           International EAFE Index
12/98                 10,000                         10,000
 3/99                 10,410                         10,531
 6/99                 10,910                         11,005
 9/99                 11,690                         11,324
12/99                 16,757                         13,307
 3/00                 16,941                         13,331
 6/00                 16,192                         12,670

      Average Annual Total Return                            One        Since
   For the period ended June 30, 2000                       Year      Inception
   ----------------------------------                       ----      ---------
Simms International  Equity Fund - Class Y (1)<F4>         48.41%       36.37%
Morgan Stanley Capital International EAFE Index            15.12%       16.42%

(1)<F4>  December 11, 1998 inception.

THE SIMMS FUNDS
GLOBAL EQUITY FUND

   SIMMS GLOBAL EQUITY FUND -- CLASS A VS. MORGAN STANLEY CAPITAL WORLD INDEX
                   GROWTH OF HYPOTHETICAL $10,000 INVESTMENT

         Simms Global Equity --    Simms Global Equity --     Morgan Stanley
Date        Class A No Load               Class A         Capital World Index
 2/99            10,000                    9,600                 10,000
 3/99            10,394                    9,978                 10,494
 6/99            10,779                   10,347                 11,072
 9/99            11,000                   10,580                 10,853
12/99            14,333                   13,760                 12,701
 3/00            14,785                   14,194                 12,829
 6/00            14,304                   13,732                 12,293

      Average Annual Total Return                         One           Since
   For the period ended June 30, 2000                     Year        Inception
   ----------------------------------                     ----        ---------
Simms Global Equity Fund - Class A No Load (1)<F5>       32.71%         30.00%
Simms Global Equity Fund - Class A (1)<F5>               27.37%         26.13%
Morgan Stanley Capital World Index                       11.03%         16.33%

(1)<F5>  February 19, 1999 inception.

   SIMMS GLOBAL EQUITY FUND -- CLASS Y VS. MORGAN STANLEY CAPITAL WORLD INDEX
                   GROWTH OF HYPOTHETICAL $10,000 INVESTMENT

Date      Simms Global Equity -- Class Y    Morgan Stanley Capital World Index
12/98                 10,000                              10,000
 3/99                 10,830                              10,786
 6/99                 11,270                              11,381
 9/99                 11,530                              11,156
12/99                 15,046                              13,056
 3/00                 15,556                              13,187
 6/00                 15,066                              12,636

      Average Annual Total Return                       One           Since
   For the period ended June 30, 2000                  Year         Inception
   ----------------------------------                  ----         ---------
Simms Global Equity Fund - Class Y (1)<F6>            33.68%         30.62%
Morgan Stanley Capital World Index                    11.03%         16.44%

(1)<F6>  December 18, 1998 inception.

THE SIMMS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000

                                                               U.S.          INTERNATIONAL            GLOBAL
                                                           EQUITY FUND        EQUITY FUND          EQUITY FUND
                                                           -----------        -----------          -----------
ASSETS
Investments in securities at market value
  (identified cost $6,892,424, $11,424,957 and
  $5,192,166, respectively) (Note 2)                        $9,381,388         $14,966,261          $5,783,422
Dividends and interest receivable                                4,179              22,470               6,411
Receivable for investments sold                                     --             618,400             127,013
Receivable from Adviser                                         24,272               5,199              34,553
Other assets                                                    10,060              11,427               9,221
                                                            ----------         -----------          ----------
     Total assets                                            9,419,899          15,623,757           5,960,620
                                                            ----------         -----------          ----------

LIABILITIES
Payable for investments purchased                                   --             510,088              58,721
Accrued expenses and other liabilities                          46,756              51,297              44,642
                                                            ----------         -----------          ----------
     Total liabilities                                          46,756             561,385             103,363
                                                            ----------         -----------          ----------
NET ASSETS                                                  $9,373,143         $15,062,372          $5,857,257
                                                            ----------         -----------          ----------
                                                            ----------         -----------          ----------

NET ASSETS CONSIST OF:
Shares of beneficial interest                               $6,733,459         $10,246,579          $5,452,477
Accumulated net realized gain (loss) on investments            150,720           1,274,489            (186,476)
Net unrealized appreciation on investments                   2,488,964           3,541,304             591,256
                                                            ----------         -----------          ----------
     Net assets                                             $9,373,143         $15,062,372          $5,857,257
                                                            ----------         -----------          ----------
                                                            ----------         -----------          ----------

CLASS A
Net assets                                                    $262,568            $608,550            $705,954
Shares of beneficial interest outstanding
  (unlimited shares, no par value)                              18,780              38,911              47,424
Net asset value and redemption price per share                  $13.98              $15.64              $14.89
                                                                ------              ------              ------
                                                                ------              ------              ------
Maximum offering price per share                                $14.56              $16.29              $15.51
                                                                ------              ------              ------
                                                                ------              ------              ------

CLASS Y
Net assets                                                  $9,110,575         $14,453,822          $5,151,303
Shares of beneficial interest outstanding
  (unlimited shares, no par value)                             644,376             916,693             342,362
Net asset value, offering and redemption price per share        $14.14              $15.77              $15.05
                                                                ------              ------              ------
                                                                ------              ------              ------

                       See notes to financial statements

THE SIMMS FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2000

                                                                              U.S.      INTERNATIONAL       GLOBAL
                                                                          EQUITY FUND    EQUITY FUND     EQUITY FUND
                                                                          -----------    -----------     -----------
INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $0, $9,551,
     and $1,539, respectively)                                             $   27,887     $   70,723       $ 16,139
   Interest                                                                    22,568         31,142         14,739
                                                                           ----------     ----------       --------
          Total investment income                                              50,455        101,865         30,878
                                                                           ----------     ----------       --------

EXPENSES:
   Investment advisory fees                                                    55,070        118,935         30,776
   Shareholder servicing and accounting                                        63,034         78,420         62,638
   Professional fees                                                           32,076         38,671         17,397
   Trustees' fees and expenses                                                  2,030          2,180          1,980
   Administration fees                                                         46,072         46,024         44,522
   Reports to shareholders                                                      4,321          5,764          1,118
   Federal and state registration fees                                         25,083         25,485         22,493
   Custody fees                                                                 5,496          6,063          9,668
   Other                                                                        6,540          8,137          1,114
   Distribution fees - Class A                                                    597          2,105          1,521
   Shareholder servicing fees - Class A                                           131            587            302
                                                                           ----------     ----------       --------
          Total expenses before reimbursements                                240,450        332,371        193,529
   Less:  Reimbursements from Adviser                                        (148,181)      (145,224)      (148,675)
                                                                           ----------     ----------       --------
   Net expenses                                                                92,269        187,147         44,854
                                                                           ----------     ----------       --------

NET INVESTMENT  LOSS                                                          (41,814)       (85,282)       (13,976)
                                                                           ----------     ----------       --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Realized gain (loss) on investments                                        (41,230)     1,272,896       (169,669)
   Change in unrealized appreciation/depreciation
     on investments                                                         1,402,989      3,013,551        514,596
                                                                           ----------     ----------       --------
   Net realized and unrealized gain on investments                          1,361,759      4,286,447        344,927
                                                                           ----------     ----------       --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $1,319,945     $4,201,165       $330,951
                                                                           ----------     ----------       --------
                                                                           ----------     ----------       --------

                       See notes to financial statements

THE SIMMS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        U.S. EQUITY FUND
                                                                       ------------------------------------------------
                                                                                                  FOR THE PERIOD
                                                                        FOR YEAR ENDED     DECEMBER 11, 1998 (1)<F7> TO
                                                                        JUNE 30, 2000             JUNE 30, 1999
                                                                       ---------------     ----------------------------
OPERATIONS:
   Net investment loss                                                     $  (41,814)              $  (10,547)
   Net realized gain (loss)                                                   (41,230)                   2,080
   Change in unrealized appreciation  on investments                        1,402,989                1,085,975
                                                                           ----------               ----------
        Net increase in net assets resulting from operations                1,319,945                1,077,508
                                                                           ----------               ----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
   Net increase in net assets resulting from
     capital share transactions                                             3,240,909                4,087,304
                                                                           ----------               ----------

DISTRIBUTION TO CLASS A SHAREHOLDERS FROM
  NET REALIZED GAINS                                                           (8,168)                      --
                                                                           ----------               ----------

DISTRIBUTION TO CLASS Y SHAREHOLDERS FROM
  NET REALIZED GAINS                                                         (394,355)                      --
                                                                           ----------               ----------
        Total increase in net assets                                        4,158,331                5,164,812

NET ASSETS:
   Beginning of period                                                      5,214,812                   50,000
                                                                           ----------               ----------
   End of period                                                           $9,373,143               $5,214,812
                                                                           ----------               ----------
                                                                           ----------               ----------

(1)<F7>  Commencement of operations.

                       See notes to financial statements

                                                                                   INTERNATIONAL EQUITY FUND
                                                                       -----------------------------------------------
                                                                                                FOR THE PERIOD
                                                                        FOR YEAR ENDED   DECEMBER 11, 1998 (1)<F8> TO
                                                                        JUNE 30, 2000            JUNE 30, 1999
                                                                       ---------------   -----------------------------
OPERATIONS:
   Net investment income (loss)                                           $   (85,282)              $   12,552
   Net realized gain (loss)                                                 1,272,896                 (129,222)
   Change in unrealized appreciation  on investments                        3,013,551                  527,753
                                                                          -----------               ----------
        Net increase in net assets resulting from operations                4,201,165                  411,083
                                                                          -----------               ----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
   Net increase in net assets resulting from
     capital share transactions                                             5,670,421                5,053,197
                                                                          -----------               ----------

DISTRIBUTION TO CLASS A SHAREHOLDERS FROM
  NET REALIZED GAINS                                                           (9,505)                      --
                                                                          -----------               ----------

DISTRIBUTION TO CLASS Y SHAREHOLDERS FROM:
   Net investment income                                                      (11,524)                      --
   Net realized gains                                                        (302,465)                      --
                                                                          -----------               ----------
   Total distribution                                                        (313,989)                      --
                                                                          -----------               ----------
        Total increase in net assets                                        9,548,092                5,464,280

NET ASSETS:
   Beginning of period                                                      5,514,280                   50,000
                                                                          -----------               ----------
   End of period                                                          $15,062,372               $5,514,280
                                                                          -----------               ----------
                                                                          -----------               ----------

(1)<F8>  Commencement of operations.

                       See notes to financial statements

                                                                                     GLOBAL EQUITY FUND
                                                                       ----------------------------------------------
                                                                                                FOR THE PERIOD
                                                                       FOR YEAR ENDED    DECEMBER 18, 1998 (1)<F9> TO
                                                                        JUNE 30, 2000            JUNE 30, 1999
                                                                       ---------------   ----------------------------
OPERATIONS:
   Net investment income (loss)                                            $  (13,976)               $     903
   Net realized loss                                                         (169,669)                 (16,807)
   Change in unrealized appreciation  on investments                          514,596                   76,660
                                                                           ----------                ---------
          Net increase in net assets resulting from operations                330,951                   60,756
                                                                           ----------                ---------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
   Net increase in net assets resulting from
     capital share transactions                                             4,606,370                  860,073
                                                                           ----------                ---------

DISTRIBUTION TO CLASS Y SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                                          (903)                      --
                                                                           ----------                ---------
          Total increase in net assets                                      4,936,418                  920,829

NET ASSETS:
   Beginning of period                                                        920,839                       10
                                                                           ----------                ---------
   End of period                                                           $5,857,257                 $920,839
                                                                           ----------                ---------
                                                                           ----------                ---------

(1)<F9>  Commencement of operations.

                       See notes to financial statements

THE SIMMS FUNDS
FINANCIAL HIGHLIGHTS

                                                                              U.S. EQUITY FUND
                                          -----------------------------------------------------------------------------------------
                                                YEAR               YEAR         APRIL 26, 1999(1)<F10>    DECEMBER 11, 1998(1)<F10>
                                               ENDED              ENDED                 THROUGH                    THROUGH
                                           JUNE 30, 2000      JUNE 30, 2000          JUNE 30, 1999              JUNE 30, 1999
                                          ---------------    ---------------    ----------------------    -------------------------
                                              CLASS A            CLASS Y                CLASS A                    CLASS Y
                                          ---------------    ---------------    ----------------------    -------------------------
PER SHARE DATA:
Net asset value, beginning of period           $12.50             $12.51                 $12.20                     $10.00
                                               ------             ------                 ------                     ------
Income from investment operations:
   Net investment loss                          (0.16)(2)<F11>     (0.10)(2)<F11>         (0.02)(3)<F11>             (0.03)(3)<F11>
   Net realized and unrealized
     gains on investments                        2.57               2.66                   0.32                       2.54
                                               ------             ------                 ------                     ------
   Total from investment operations              2.41               2.56                   0.30                       2.51
                                               ------             ------                 ------                     ------
Less distributions from
  net realized gains                            (0.93)             (0.93)                    --                         --
                                               ------             ------                 ------                     ------
Net asset value, end of period                 $13.98             $14.14                 $12.50                     $12.51
                                               ------             ------                 ------                     ------
                                               ------             ------                 ------                     ------
Total return (4)<F13>                          19.76%             20.98%                  2.46%(5)<F14>             25.10%(5)<F14>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                 $262,568         $9,110,575                   $983                 $5,213,829
   Ratio of expenses to average net
     assets before reimbursement
     by Adviser                                 3.88%              3.27%                  8.39%(6)<F15>              5.59%(6)<F15>
   Ratio of expenses to average net
     assets after reimbursement
     by Adviser                                 1.86%              1.25%                  2.06%(6)<F15>              1.31%(6)<F15>
   Ratio of net investment loss to
     average net assets before
     reimbursement by Adviser                  (3.19%)            (2.58%)                (7.38%)(6)<F15>            (4.70%)(6)<F15>
   Ratio of net investment loss to
     average net assets after
     reimbursement by Adviser                  (1.17%)            (0.56%)                (1.06%)(6)<F15>            (0.42%)(6)<F15>
   Portfolio turnover rate (7)<F16>            50.31%             50.31%                 50.40%                     50.40%

(1)<F10> Commencement of operations for Class Y shares occurred on December 11, 1998 for the U.S. Equity Fund. Commencement of sale of Class A shares occurred on April 26, 1999 for the U.S. Equity Fund.
(2)<F11> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F12> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)<F13> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(5)<F14>  Not annualized.
(6)<F15>  Annualized.
(7)<F16> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                          INTERNATIONAL EQUITY FUND
                                          -----------------------------------------------------------------------------------------
                                                YEAR               YEAR        FEBRUARY 1, 1999(1)<F17>   DECEMBER 11, 1998(1)<F17>
                                               ENDED              ENDED                 THROUGH                    THROUGH
                                           JUNE 30, 2000      JUNE 30, 2000          JUNE 30, 1999              JUNE 30, 1999
                                          ---------------    ---------------    ----------------------    -------------------------
                                              CLASS A            CLASS Y                CLASS A                    CLASS Y
                                          ---------------    ---------------    ----------------------    -------------------------
PER SHARE DATA:
Net asset value, beginning of period           $10.88             $10.91                 $10.54                     $10.00
                                               ------             ------                 ------                     ------
Income from investment operations:
   Net investment income (loss)                 (0.19)(2)<F18>     (0.15)(2)<F18>          0.00                       0.03
   Net realized and unrealized
     gains on investments                        5.32               5.39                   0.34                       0.88
                                               ------             ------                 ------                     ------
   Total from investment operations              5.13               5.24                   0.34                       0.91
                                               ------             ------                 ------                     ------
Less distributions:
   Dividends from
     net investment income                         --              (0.01)                    --                         --
   Distributions from net realized gains        (0.37)             (0.37)                    --                         --
                                               ------             ------                 ------                     ------
   Total distributions                          (0.37)             (0.38)                    --                         --
                                               ------             ------                 ------                     ------
Net asset value, end of period                 $15.64             $15.77                 $10.88                     $10.91
                                               ------             ------                 ------                     ------
                                               ------             ------                 ------                     ------
Total return (3)<F19>                          47.48%             48.41%                  3.23%(4)<F20>              9.10%(4)<F20>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                 $608,550        $14,453,822               $160,421                 $5,353,859
   Ratio of expenses to average net
     assets before reimbursement
     by Adviser                                 3.42%              2.78%                  6.54%(5)<F21>              5.52%(5)<F21>
   Ratio of expenses to average net
     assets after reimbursement
     by Adviser                                 2.20%              1.56%                  2.38%(5)<F21>              1.63%(5)<F21>
   Ratio of net investment loss to
     average net assets before
     reimbursement by Adviser                  (2.56%)            (1.92%)                (4.14%)(5)<F21>            (3.48%)(5)<F21>
   Ratio of net investment income (loss)
     to average net assets after
     reimbursement by Adviser                  (1.34%)            (0.70%)                 0.02%(5)<F21>              0.42%(5)<F21>
   Portfolio turnover rate (6)<F22>            88.41%             88.41%                 49.48%                     49.48%

(1)<F17> Commencement of operations for Class Y shares occurred on December 11, 1998 for the International Equity Fund. Commencement of sale of Class A shares occurred on February 1, 1999 for the International Equity Fund.
(2)<F18> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F19> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(4)<F20>  Not annualized.
(5)<F21>  Annualized.
(6)<F22> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                             GLOBAL EQUITY FUND
                                          -----------------------------------------------------------------------------------------
                                                YEAR               YEAR        FEBRUARY 19, 1999(1)<F23>  DECEMBER 18, 1998(1)<F23>
                                               ENDED              ENDED                 THROUGH                    THROUGH
                                           JUNE 30, 2000      JUNE 30, 2000          JUNE 30, 1999              JUNE 30, 1999
                                          ---------------    ---------------    ----------------------    -------------------------
                                              CLASS A            CLASS Y                CLASS A                    CLASS Y
                                          ---------------    ---------------    ----------------------    -------------------------
PER SHARE DATA:
Net asset value, beginning of period           $11.22             $11.27                 $10.41                     $10.00
                                               ------             ------                 ------                     ------
Income from investment operations:
   Net investment income (loss)                 (0.06)             (0.03)                 (0.00)                      0.01
   Net realized and unrealized
     gains on investments                        3.73               3.82                   0.81                       1.26
                                               ------             ------                 ------                     ------
   Total from investment operations              3.67               3.79                   0.81                       1.27
                                               ------             ------                 ------                     ------
Less dividends from
  net investment income                            --              (0.01)                    --                         --
                                               ------             ------                 ------                     ------
Net asset value, end of period                 $14.89             $15.05                 $11.22                     $11.27
                                               ------             ------                 ------                     ------
                                               ------             ------                 ------                     ------
Total return (2)<F24>                          32.71%             33.68%                  7.78%(3)<F25>             12.70%(3)<F25>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                 $705,954         $5,151,303               $143,194                   $777,645
   Ratio of expenses to average net
     assets before reimbursement
     by Adviser                                 6.85%              6.25%                 32.84%(4)<F26>             37.44%(4)<F26>
   Ratio of expenses to average net
     assets after reimbursement
     by Adviser                                 2.00%              1.40%                  2.23%(4)<F26>              1.48%(4)<F26>
   Ratio of net investment loss to
     average net assets before
     reimbursement by Adviser                  (5.84%)            (5.24%)               (30.77%)(4)<F26>           (35.61%)(4)<F26>
   Ratio of net investment income (loss)
     to average net assets after
     reimbursement by Adviser                  (0.99%)            (0.39%)                (0.15%)(4)<F26>             0.35%(4)<F26>
   Portfolio turnover rate (5)<F27>            79.24%             79.24%                 28.70%                     28.70%

(1)<F23> Commencement of operations for Class Y shares occurred on December 18, 1998 for the Global Equity Fund. Commencement of sale of Class A shares occurred on February 19, 1999 for the Global Equity Fund.
(2)<F24> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(3)<F25>  Not annualized.
(4)<F26>  Annualized.
(5)<F27> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

THE SIMMS FUNDS
U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2000

 SHARES                                                               VALUE
 ------                                                               -----
            COMMON STOCKS -- 98.8%

            BUSINESS SERVICES -- 8.8%
   6,470    Cisco Systems, Inc.*<F28>                              $  411,249
   4,660    Omnicom Group Inc.                                        415,031
                                                                   ----------
                                                                      826,280
                                                                   ----------

            COMPUTERS -- 12.4%
   5,810    Dell Computer Corporation*<F28>                           286,506
   6,220    EMC Corporation*<F28>                                     478,551
   4,420    Sun Microsystems, Inc.*<F28>                              401,944
                                                                   ----------
                                                                    1,167,001
                                                                   ----------

            CONSUMER PRODUCTS -- 3.8%
   5,250    Lexmark International
              Group, Inc. - Class A*<F28>                             353,063
                                                                   ----------

            DRUGS -- 11.9%
   4,510    Amgen Inc.*<F28>                                          316,827
  10,307    Pfizer Inc.                                               494,736
   6,010    Schering-Plough Corporation                               303,505
                                                                   ----------
                                                                    1,115,068
                                                                   ----------

            ELECTRICAL EQUIPMENT -- 3.6%
   6,420    General Electric Company                                  340,260
                                                                   ----------

            ELECTRONICS -- 8.8%
   2,940    Intel Corporation                                         393,041
   5,200    Xilinx, Inc.*<F28>                                        429,325
                                                                   ----------
                                                                      822,366
                                                                   ----------

            FINANCIAL SERVICES -- 6.7%
  13,840    Concord EFS, Inc.*<F28>                                   359,840
   9,877    MBNA Corporation                                          267,914
                                                                   ----------
                                                                      627,754
                                                                   ----------

            INSURANCE -- 2.7%
   5,500    AFLAC Incorporated                                        252,656
                                                                   ----------

            INTERNET SERVICES -- 1.6%
   2,880    America Online, Inc.*<F28>                                151,920
                                                                   ----------

            MEDICAL INSTRUMENTS -- 2.5%
   4,700    Guidant Corporation*<F28>                                 232,650
                                                                   ----------

            MULTI-INDUSTRY -- 3.9%
   7,810    Tyco International Ltd.+<F29>                             369,999
                                                                   ----------

            RETAIL -- 18.3%
   5,010    Bed Bath & Beyond Inc.*<F28>                              181,613
  13,360    Family Dollar Stores, Inc.                                261,355
   3,600    The Home Depot, Inc.                                      179,775
   5,700    RadioShack Corporation                                    270,037
   9,500    Safeway Inc.*<F28>                                        428,687
   6,760    Wal-Mart Stores, Inc.                                     389,545
                                                                   ----------
                                                                    1,711,012
                                                                   ----------

            SOFTWARE -- 8.2%
   5,025    Computer Associates
              International, Inc.                                     257,217
   6,110    Oracle Corporation*<F28>                                  513,622
                                                                   ----------
                                                                      770,839
                                                                   ----------

            TELECOMMUNICATION EQUIPMENT -- 2.0%
   2,000    Comverse Technology, Inc.*<F28>                           186,000
                                                                   ----------

            UTILITIES - ELECTRIC -- 3.6%
   7,380    AES Corporation*<F28>                                     336,713
                                                                   ----------

            TOTAL COMMON STOCKS
              (Cost $6,774,617)                                     9,263,581
                                                                   ----------

PRINCIPAL
 AMOUNT
---------

            SHORT-TERM INVESTMENTS -- 1.3%
            VARIABLE RATE DEMAND NOTES#<F30> -- 1.3%
 $ 6,402    American Family Financial
              Services, Inc.,  6.3060%                                  6,402
  96,460    Firstar Bank, N.A.,  6.4238%                               96,460
   9,098    General Mills, Inc., 6.2788%                                9,098
   5,847    Wisconsin Corporate Central
              Credit Union, 6.3438%                                     5,847
                                                                   ----------

            TOTAL SHORT-TERM
              INVESTMENTS
              (Cost $117,807)                                         117,807
                                                                   ----------

            TOTAL INVESTMENTS
              (COST $6,892,424) -- 100.1%                           9,381,388
                                                                   ----------

            LIABILITIES,  LESS OTHER
              ASSETS -- (0.1)%                                         (8,245)
                                                                   ----------

            TOTAL NET ASSETS -- 100.0%                             $9,373,143
                                                                   ----------
                                                                   ----------

 *<F28>   Non-income producing security.
 +<F29>   Foreign security.
 #<F30> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2000.

                       See notes to financial statements

THE SIMMS FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2000

 SHARES                                                              VALUE
 ------                                                              -----
            COMMON STOCKS -- 94.3%

            BELGIUM -- 1.8%

            ELECTRONICS -- 1.8%
   6,100    Lernout & Hauspie Speech
              Products N.V.*<F31>                                 $   268,781
                                                                  -----------
               Total Belgium                                          268,781
                                                                  -----------

            DENMARK -- 1.6%

            TELECOMMUNICATIONS -- 1.6%
   6,900    Tele Danmark A/S - ADR                                    234,600
                                                                  -----------
               Total Denmark                                          234,600
                                                                  -----------

            FINLAND -- 6.8%

            TELECOMMUNICATIONS -- 6.8%
  12,360    Nokia Oyj - ADR, Class A                                  617,228
   8,830    Sonera Oyj - ADR                                          406,180
                                                                  -----------
               Total Finland                                        1,023,408
                                                                  -----------

            FRANCE -- 5.8%

            DIVERSIFIED OPERATIONS -- 3.2%
  27,180    Vivendi S.A. - ADR                                        481,746
                                                                  -----------

            SOFTWARE -- 2.6%
   4,250    Dassault Systemes S.A. - ADR                              399,500
                                                                  -----------
                Total France                                          881,246
                                                                  -----------

            GERMANY -- 4.3%

            ELECTRONICS -- 2.7%
   4,160    Epcos AG -  ADR*<F31>                                     409,760
                                                                  -----------

            MEDICAL PRODUCTS -- 1.6%
   8,840    Frensenius Medical
              Care AG - ADR                                           231,498
                                                                  -----------
                Total Germany                                         641,258
                                                                  -----------

            GREECE -- 1.7%

            TELECOMMUNICATIONS -- 1.7%
  21,010    Hellenic Telecommunications
              Organization SA (OTE) - ADR                             256,059
                                                                  -----------
                Total Greece                                          256,059
                                                                  -----------

            HONG KONG -- 3.5%

            TELECOMMUNICATIONS -- 3.5%
   4,680    Asia Satellite Telecommunications
              Holdings Ltd. - ADR                                     160,290
   2,080    China Telecom Limited*<F31>                               369,850
                                                                  -----------
                Total Hong Kong                                       530,140
                                                                  -----------

            HUNGARY -- 2.7%

            TELECOMMUNICATIONS -- 2.7%
  11,780    Magyar Tavkozlesi Rt. - ADR                               405,674
                                                                  -----------
                Total Hungary                                         405,674
                                                                  -----------

            IRELAND -- 4.9%

            DRUGS -- 4.9%
  15,340    Elan Corporation PLC - ADR*<F31>                          743,031
                                                                  -----------
                Total Ireland                                         743,031
                                                                  -----------

            ISRAEL -- 3.4%

            DRUGS -- 3.4%
   9,140    Teva Pharmaceutical
              Industries Ltd. - ADR                                   506,699
                                                                  -----------
                Total Israel                                          506,699
                                                                  -----------

            ITALY -- 2.5%

            OPTICAL SUPPLIES -- 2.5%
  31,260    Luxottica Group SpA - ADR                                 380,981
                                                                  -----------
                Total Italy                                           380,981
                                                                  -----------

            JAPAN -- 21.2%

            COMPUTERS -- 3.8%
   3,310    Fujitsu Limited - ADR                                     574,080
                                                                  -----------

            DRUGS -- 3.4%
  15,800    Eisai Company, Ltd - ADR                                  507,742
                                                                  -----------

            ELECTRONICS -- 9.2%
  14,620    Cannon, Inc. - ADR                                        736,483
   2,440    Kyocera Corporation - ADR                                 419,222
   2,480    Sony Corporation - ADR                                    233,895
                                                                  -----------
                                                                    1,389,600
                                                                  -----------

            FINANCIAL SERVICES -- 4.8%
   9,600    Orix Corporation - ADR                                    721,800
                                                                  -----------
                Total Japan                                         3,193,222
                                                                  -----------

            MEXICO -- 2.0%

            TELECOMMUNICATIONS -- 2.0%
   5,300    Telefonos de Mexico S.A. - ADR                            302,763
                                                                  -----------
                Total Mexico                                          302,763
                                                                  -----------

            NETHERLANDS -- 16.1%

            ELECTRONICS -- 7.5%
  14,764    Koninklijke (Royal) Philips
              Electronics N.V. - NYS                                  701,290
   6,690    STMicroelectronics N.V. - NYS                             429,414
                                                                  -----------
                                                                    1,130,704
                                                                  -----------

            FOOD, BEVERAGES & TOBACCO -- 2.2%
  11,280    Koninklijke Ahold N.V. - ADR                              330,645
                                                                  -----------

            TEXTILES & APPAREL -- 3.5%
   5,510    Gucci Group N.V. - NYS                                    522,073
                                                                  -----------

            TRANSPORTATION -- 2.9%
  16,400    TNT Post Group N.V. - ADR                                 441,775
                                                                  -----------
                Total Netherlands                                   2,425,197
                                                                  -----------

            SOUTH KOREA -- 2.6%

            TELECOMMUNICATIONS -- 2.6%
   8,000    Korea Telecom
              Corporation - ADR                                       387,000
                                                                  -----------
                Total South Korea                                     387,000
                                                                  -----------

            SPAIN -- 2.0%

            TELECOMMUNICATIONS -- 2.0%
   4,751    Telefonica S.A. - ADR                                     304,361
                                                                  -----------
                Total Spain                                           304,361
                                                                  -----------

            SWEDEN -- 4.0%

            TELECOMMUNICATIONS EQUIPMENT -- 4.0%
  29,800    Telefonaktiebolaget LM Ericsson                           596,000
                                                                  -----------
                Total Sweden                                          596,000
                                                                  -----------

            UNITED KINGDOM -- 7.4%

            BUSINESS SERVICES -- 1.8%
   3,660    WPP Group PLC - ADR                                       265,807
                                                                  -----------

            COMMUNICATIONS & MEDIA -- 2.8%
  13,610    Pearson PLC - ADR                                         427,534
                                                                  -----------

            TELECOMMUNICATIONS -- 2.8%
  10,190    Vodafone AirTouch  PLC - ADR                              422,248
                                                                  -----------
                Total United Kingdom                                1,115,589
                                                                  -----------

            TOTAL COMMON STOCKS
              (Cost $10,654,705)                                   14,196,009
                                                                  -----------

PRINCIPAL
 AMOUNT
---------

            SHORT-TERM INVESTMENTS -- 5.1%

            VARIABLE RATE DEMAND NOTES#<F32> -- 5.1%
$ 37,579    American Family Financial
              Services, Inc., 6.3060%                                  37,579
 504,218    Firstar Bank, N.A.,  6.4238%                              504,218
   1,153    Sara Lee Corporation, 6.2738%                               1,153
 128,057    Wisconsin Corporate Central
              Credit Union, 6.3438%                                   128,057
  99,245    Wisconsin Electric Power
              Company, 6.3060%                                         99,245
                                                                  -----------
            TOTAL SHORT-TERM
              INVESTMENTS
              (Cost $770,252)                                         770,252
                                                                  -----------
            TOTAL INVESTMENTS
              (COST $11,424,957) --
              99.4%                                                14,966,261
                                                                  -----------
            OTHER ASSETS, LESS
              LIABILITIES -- 0.6%                                      96,111
                                                                  -----------
            TOTAL NET ASSETS --
              100.0%                                              $15,062,372
                                                                  -----------
                                                                  -----------

*<F31>    Non-income producing security.
#<F32> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2000.
 ADR -    American Depository Receipts
 NYS -    New York Shares

                       See notes to financial statements

THE SIMMS FUNDS
GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2000

 SHARES                                                               VALUE
 ------                                                               -----
            COMMON STOCKS -- 94.8%

            BELGIUM -- 0.9%

            ELECTRONICS -- 0.9%
   1,160    Lernout & Hauspie Speech
              Products N.V.*<F33>                                  $   51,112
                                                                   ----------
                Total Belgium                                          51,112
                                                                   ----------

            BERMUDA -- 1.8%

            MULTI-INDUSTRY -- 1.8%
   2,180    Tyco International Ltd.                                   103,278
                                                                   ----------
                Total Bermuda                                         103,278
                                                                   ----------

            DENMARK -- 0.9%

            TELECOMMUNICATIONS -- 0.9%
   1,510    Tele Danmark A/S - ADR                                     51,340
                                                                   ----------
                Total Denmark                                          51,340
                                                                   ----------

            FINLAND -- 3.4%

            TELECOMMUNICATIONS -- 3.4%
   2,400    Nokia Oyj - ADR, Class A                                  119,850
   1,700    Sonera Oyj - ADR                                           78,200
                                                                   ----------
                Total Finland                                         198,050
                                                                   ----------

            FRANCE -- 3.6%

            DIVERSIFIED OPERATIONS -- 1.7%
   5,560    Vivendi S.A. - ADR                                         98,547
                                                                   ----------

            SOFTWARE -- 1.9%
   1,180    Dassault Systemes S.A. - ADR                              110,920
                                                                   ----------
                Total France                                          209,467
                                                                   ----------

            GERMANY -- 2.5%

            ELECTRONICS -- 1.5%
     890    Epcos AG -  ADR*<F33>                                      87,665
                                                                   ----------

            MEDICAL PRODUCTS -- 1.0%
   2,300    Frensenius Medical
              Care AG  - ADR                                           60,231
                                                                   ----------
                Total Germany                                         147,896
                                                                   ----------

            GREECE -- 1.0%

            TELECOMMUNICATIONS -- 1.0%
   4,640    Hellenic Telecommunications
              Organization SA (OTE) - ADR                              56,550
                                                                   ----------
                Total Greece                                           56,550
                                                                   ----------

            HONG KONG -- 1.8%

            TELECOMMUNICATIONS -- 1.8%
     950    Asia Satellite Telecommunications
              Holdings Ltd. - ADR                                      32,538
     420    China Telecom Limited*<F33>                                74,681
                                                                   ----------
                Total Hong Kong                                       107,219
                                                                   ----------

            HUNGARY -- 1.5%

            TELECOMMUNICATIONS -- 1.5%
   2,570    Magyar Tavkozlesi Rt. - ADR                                88,504
                                                                   ----------
                Total Hungary                                          88,504
                                                                   ----------

            IRELAND -- 2.7%

            DRUGS -- 2.7%
   3,300    Elan Corporation PLC - ADR*<F33>                          159,844
                                                                   ----------
                Total Ireland                                         159,844
                                                                   ----------

            ISRAEL -- 1.8%

            DRUGS -- 1.8%
   1,920    Teva Pharmaceutical
              Industries Ltd. - ADR                                   106,440
                                                                   ----------
                Total Israel                                          106,440
                                                                   ----------

            ITALY -- 1.2%

            OPTICAL SUPPLIES -- 1.2%
   5,840    Luxottica Group SpA - ADR                                  71,175
                                                                   ----------
                Total Italy                                            71,175
                                                                   ----------

            JAPAN -- 11.0%

            COMPUTERS -- 2.0%
     680    Fujitsu Limited - ADR                                     117,938
                                                                   ----------

            DRUGS -- 1.7%
   3,060    Eisai Company,  Ltd - ADR                                  98,335
                                                                   ----------

            ELECTRONICS -- 4.6%
   2,648    Cannon, Inc. - ADR                                        133,393
     510    Kyocera Corporation - ADR                                  87,624
     500    Sony Corporation - ADR                                     47,156
                                                                   ----------
                                                                      268,173
                                                                   ----------

            FINANCIAL SERVICES -- 2.7%
   2,098    Orix Corporation - ADR                                    157,743
                                                                   ----------
                Total Japan                                           642,189
                                                                   ----------

            MEXICO -- 1.1%

            TELECOMMUNICATIONS -- 1.1%
   1,130    Telefonos de Mexico S.A. - ADR                             64,551
                                                                   ----------
                Total Mexico                                           64,551
                                                                   ----------

            NETHERLANDS -- 8.2%

            ELECTRONICS -- 3.7%
   2,782    Koninklijke (Royal) Philips
              Electronics N.V. - NYS                                  132,145
   1,330    STMicroelectronics N.V. - NYS                              85,369
                                                                   ----------
                                                                      217,514
                                                                   ----------

            FOOD, BEVERAGES & TOBACCO -- 1.2%
   2,400    Koninklijke Ahold N.V. - ADR                               70,350
                                                                   ----------

            TEXTILES & APPAREL -- 1.8%
   1,100    Gucci Group N.V. - NYS                                    104,225
                                                                   ----------

            TRANSPORTATION -- 1.5%
   3,370    TNT Post Group N.V. - ADR                                  90,779
                                                                   ----------
                Total Netherlands                                     482,868
                                                                   ----------

            SOUTH KOREA -- 1.5%

            TELECOMMUNICATIONS -- 1.5%
   1,850    Korea Telecom Corporation - ADR           89,494
                                                                   ----------
                Total South Korea                                      89,494
                                                                   ----------

            SPAIN -- 1.0%

            TELECOMMUNICATIONS -- 1.0%
     886    Telefonica S.A. - ADR                                      56,759
                                                                   ----------
                Total Spain                                            56,759
                                                                   ----------

            SWEDEN -- 1.9%

            TELECOMMUNICATIONS EQUIPMENT -- 1.9%
   5,750    Telefonaktiebolaget LM Ericsson          115,000
                                                                   ----------
                Total Sweden                                          115,000
                                                                   ----------

            UNITED KINGDOM -- 4.0%

            BUSINESS SERVICES -- 1.0%
     760    WPP Group PLC - ADR                                        55,195
                                                                   ----------

            COMMUNICATIONS & MEDIA -- 1.6%
   3,020    Pearson PLC - ADR                                          94,868
                                                                   ----------

            TELECOMMUNICATIONS -- 1.4%
   2,010    Vodafone AirTouch PLC - ADR                                83,289
                                                                   ----------
                Total United Kingdom                                  233,352
                                                                   ----------

            UNITED STATES -- 43.0%

            BUSINESS SERVICES -- 3.7%
   1,850    Cisco Systems, Inc.*<F33>                                 117,591
   1,090    Omnicom Group Inc.                                         97,078
                                                                   ----------
                                                                      214,669
                                                                   ----------

            COMPUTERS -- 5.7%
   1,730    Dell Computer Corporation*<F33>                            85,311
   1,770    EMC Corporation*<F33>                                     136,179
   1,250    Sun Microsystems, Inc.*<F33>                              113,672
                                                                   ----------
                                                                      335,162
                                                                   ----------

            CONSUMER PRODUCTS -- 1.8%
   1,570    Lexmark International
              Group, Inc. - Class A*<F33>                             105,583
                                                                   ----------

            DRUGS -- 5.2%
   1,230    Amgen Inc.*<F33>                                           86,408
   2,970    Pfizer Inc.                                               142,560
   1,480    Schering-Plough Corporation                                74,740
                                                                   ----------
                                                                      303,708
                                                                   ----------

            ELECTRICAL EQUIPMENT -- 1.4%
   1,590    General Electric Company                                   84,270
                                                                   ----------

            ELECTRONICS -- 4.3%
     880    Intel Corporation                                         117,645
   1,630    Xilinx, Inc.*<F33>                                        134,577
                                                                   ----------
                                                                      252,222
                                                                   ----------

            FINANCIAL SERVICES -- 3.6%
   4,115    Concord EFS, Inc.*<F33>                                   106,990
   3,900    MBNA Corporation                                          105,788
                                                                   ----------
                                                                      212,778
                                                                   ----------

            INSURANCE -- 1.3%
   1,690    AFLAC Incorporated                                         77,634
                                                                   ----------

            INTERNET SERVICES -- 0.8%
     920    America Online, Inc.*<F33>                                 48,530
                                                                   ----------

            MEDICAL INSTRUMENTS -- 1.3%
   1,490    Guidant Corporation*<F33>                                  73,755
                                                                   ----------

            RETAIL -- 7.9%
   1,480    Bed Bath & Beyond Inc.*<F33>                               53,650
   3,770    Family Dollar Stores, Inc.                                 73,751
   1,080    The Home Depot, Inc.                                       53,933
   1,590    RadioShack Corporation                                     75,326
   2,580    Safeway Inc.*<F33>                                        116,422
   1,550    Wal-Mart Stores, Inc.                                      89,319
                                                                   ----------
                                                                      462,401
                                                                   ----------

            SOFTWARE -- 3.8%
   1,480    Computer Associates
              International, Inc.                                      75,758
   1,750    Oracle Corporation*<F33>                                  147,109
                                                                   ----------
                                                                      222,867
                                                                   ----------

            TELECOMMUNICATIONS EQUIPMENT -- 1.0%
     610    Comverse Technology, Inc.*<F33>                            56,730
                                                                   ----------

            UTILITIES - ELECTRIC -- 1.2%
   1,560    AES Corporation*<F33>                                      71,175
                                                                   ----------
                Total United States                                 2,521,484
                                                                   ----------
            TOTAL COMMON STOCKS
              (Cost $4,965,316)                                     5,556,572
                                                                   ----------

PRINCIPAL
 AMOUNT
---------

            SHORT-TERM INVESTMENTS -- 3.9%
            VARIABLE RATE DEMAND NOTES#<F34> -- 3.9%
$174,189    Firstar Bank, N.A., 6.4238%                               174,189
   3,814    General Mills, Inc., 6.2788%                                3,814
  36,928    Wisconsin Corporate Central
              Credit Union, 6.3438%                                    36,928
  11,919    Wisconsin Electric
              Power Company, 6.3060%                                   11,919
                                                                   ----------
            TOTAL SHORT-TERM
              INVESTMENTS
              (Cost $226,850)                                         226,850
                                                                   ----------
            TOTAL INVESTMENTS
              (COST $5,192,166) -- 98.7%                            5,783,422
                                                                   ----------
            OTHER ASSETS, LESS
              LIABILITIES -- 1.3%                                      73,835
                                                                   ----------
            TOTAL NET ASSETS -- 100.0%                             $5,857,257
                                                                   ----------
                                                                   ----------

*<F33>    Non-income producing security.
#<F34> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2000.
 ADR -    American Depository Receipts
 NYS -    New York Shares

                       See notes to financial statements

THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2000

NOTE 1 -- DESCRIPTION OF FUNDS

The Simms Funds (the "Trust") was organized as a Delaware business trust on July 1, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust issues its shares in series, with each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized are the U.S. Equity Fund, the International Equity Fund and the Global Equity Fund (collectively referred to as the "Funds"). Pursuant to the 1940 Act, each Fund is a "diversified" series of the Trust.

The U.S. Equity Fund commenced operations with the sale of Class Y shares on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the common stock of U.S. companies with large market capitalizations, including multinational companies. The Fund may also invest in convertible securities and preferred stock of U.S. companies.

The International Equity Fund commenced operations with the sale of Class Y shares on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the securities of foreign companies with large market capitalizations, including multinational companies. The Fund invests primarily in ADRs and may also invest directly in non-U.S. dollar-denominated equity securities of foreign companies.

The Global Equity Fund commenced operations with the sale of Class Y shares on December 18, 1998. The investment objective of the Fund is capital appreciation through investments in the securities of U.S. and foreign companies with large market capitalizations, including multinational companies. The Fund's foreign equity investments primarily consist of ADRs. The Fund may also invest directly in non-U.S. dollar-denominated equity securities of foreign companies.

Each Fund has issued two classes of shares: Class A and Class Y. Class A shares were initially sold on April 26, 1999, February 1, 1999 and February 19, 1999 for the U.S. Equity Fund, International Equity Fund and Global Equity Fund, respectively. The Class A shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus, and expenses pursuant to the distribution and shareholder servicing plans described in Notes 7 and 8. The maximum sales charge is 4% of the offering price.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

   a) Investment Valuation -- Investment securities traded on a national securities exchange are valued at the last reported sales price at 4:00 p.m. Eastern time, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflects their fair value.

   b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

   c) Securities Transactions -- Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

   d) Distributions to Shareholders -- The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises.

   e) Federal Income Taxes -- The Funds' intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of each Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   f) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   g) Foreign Securities -- Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NOTE 3 -- FORMATION AND REORGANIZATION

On December 11, 1998, all of the assets and liabilities of the Simms Partners (U.S.) L.P. and the Simms Partners (International) L.P. (the "Partnerships") were transferred to the U.S. Equity Fund and International Equity Fund, respectively, in a reorganization (the "Reorganization"). The Reorganization was considered a tax-free exchange and no gain or loss was recognized by the Partnerships on the transfer of their assets to the respective Funds. The U.S. Equity Fund and International Equity Fund retain the basis and holding periods of the assets transferred from the Partnerships for tax purposes. The market value of assets on the day of transfer of $3,333,389 for the U.S. Equity Fund and $4,221,506 for the International Equity Fund became the cost basis for financial reporting purposes for the respective Funds. On the same day the tax basis of securities held for the U.S. Equity Fund and the International Equity Fund was $1,096,452 and $825,707 lower than their basis for financial reporting purposes, respectively. On June 30, 2000, the tax basis of the remaining securities held by the U.S. Equity Fund and the International Equity Fund was $493,512 and $280,098 lower than their basis for financial reporting purposes, respectively.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

At June 30, 2000, each Fund had an unlimited number of shares of beneficial interest authorized with no par value.

The following table summarizes the capital share transactions of each class of shares for each Fund:

                                           U.S.                          INTERNATIONAL                          GLOBAL
                                       EQUITY FUND                        EQUITY FUND                        EQUITY FUND
                                 -----------------------            -----------------------            -----------------------
                                        YEAR ENDED                         YEAR ENDED                         YEAR ENDED
                                      JUNE 30, 2000                      JUNE 30, 2000                      JUNE 30, 2000
                                 -----------------------            -----------------------            -----------------------
                                 SHARES           AMOUNT            SHARES           AMOUNT            SHARES           AMOUNT
                                 ------           ------            ------           ------            ------           ------
CLASS A
Sales                             18,784         $244,492            29,172         $388,314            34,660         $510,729
Reinvested distributions             622            8,168               664            9,505                --               --
Redemptions                         (705)          (9,500)           (5,676)         (78,110)               --               --
                                  ------         --------            ------         --------            ------         --------
Net increase                      18,701         $243,160            24,160         $319,709            34,660         $510,729
                                  ------         --------            ------         --------            ------         --------
                                                 --------                           --------                           --------

SHARES OUTSTANDING:
Beginning of period                   79                             14,751                             12,764
                                  ------                             ------                             ------
End of period                     18,780                             38,911                             47,424
                                  ------                             ------                             ------
                                  ------                             ------                             ------

CLASS Y
Sales                            353,974       $4,798,383           413,707       $5,175,693           337,537       $5,012,128
Reinvested distributions          22,822          304,005            19,087          275,230                65              903
Redemptions                     (149,089)      (2,104,639)           (6,672)        (100,211)          (64,215)        (917,390)
                                --------       ----------           -------       ----------           -------       ----------
Net increase                     227,707       $2,997,749           426,122       $5,350,712           273,387       $4,095,641
                                --------       ----------           -------       ----------           -------       ----------
                                               ----------                         ----------                         ----------

SHARES OUTSTANDING:
Beginning of period              416,669                            490,571                             68,975
                                --------                            -------                            -------
End of period                    644,376                            916,693                            342,362
                                --------                            -------                            -------
                                --------                            -------                            -------
Total net increase                             $3,240,909                         $5,670,421                         $4,606,370
                                               ----------                         ----------                         ----------
                                               ----------                         ----------                         ----------

                                     APRIL 26, 1999-                   FEBRUARY 1, 1999-                  FEBRUARY 19, 1999-
                                      JUNE 30, 1999                      JUNE 30, 1999                      JUNE 30, 1999
                                 -----------------------            -----------------------            -----------------------
                                 SHARES           AMOUNT            SHARES           AMOUNT            SHARES           AMOUNT
                                 ------           ------            ------           ------            ------           ------
CLASS A
Sales                                 79             $960            14,751         $155,219            12,764         $136,141
Redemptions                           --               --                --               --                --               --
                                      --             ----            ------         --------            ------         --------
Net increase                          79             $960            14,751         $155,219            12,764         $136,141
                                      --             ----            ------         --------            ------         --------
                                      --             ----            ------         --------            ------         --------

CLASS Y
Sales                            452,329       $4,524,084           567,689       $5,756,594            69,021         $724,438
Redemptions                      (40,660)        (437,740)          (82,118)        (858,616)              (47)            (506)
                                 -------       ----------           -------       ----------            ------         --------
Net increase                     411,669       $4,086,344           485,571       $4,897,978            68,974         $723,932
                                 -------       ----------           -------       ----------            ------         --------
                                               ----------                         ----------                           --------

SHARES OUTSTANDING:
Beginning of period                5,000                              5,000                                  1
                                 -------                            -------                             ------
End of period                    416,669                            490,571                             68,975
                                 -------                            -------                             ------
                                 -------                            -------                             ------
Total net increase                             $4,087,304                         $5,053,197                           $860,073
                                               ----------                         ----------                           --------
                                               ----------                         ----------                           --------

NOTE 5 -- INVESTMENT TRANSACTIONS

During the year ended June 30, 2000 for the U.S. Equity Fund, International Equity Fund and the Global Equity Fund, purchases and sales of investment securities (excluding short-term investments) were as follows:

                            U.S.         INTERNATIONAL         GLOBAL
                        EQUITY FUND       EQUITY FUND       EQUITY FUND
                        -----------       -----------       -----------
Purchases               $6,527,059        $14,641,104       $6,872,205
Sales                   $3,557,248        $10,094,245       $2,422,925

The following information for the Funds is as of June 30, 2000:

                                COST FOR FEDERAL            TAX BASIS                TAX BASIS                TAX BASIS
                                   INCOME TAX             NET UNREALIZED          GROSS UNREALIZED         GROSS UNREALIZED
                                    PURPOSES               APPRECIATION             APPRECIATION             DEPRECIATION
                                ----------------          --------------          ----------------         ----------------
U.S. Equity Fund                  $ 6,409,019               $2,972,369               $3,157,594               $(185,225)
International Equity Fund         $11,292,183               $3,674,078               $4,301,744               $(627,666)
Global Equity Fund                $ 5,258,157               $  525,265               $  880,907               $(355,642)

At June 30, 2000, the Global Equity Fund had an accumulated net realized capital loss carryover of $18,854, expiring in 2008. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by an unused capital loss carryover for the Fund. In addition, the Global Equity Fund realized, on a tax basis, post-October losses through June 30, 2000 of $124,717, which are not recognized for tax purposes until the first day of the following fiscal year.

NOTE 6 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the "Agreement") with Simms Capital Management, Inc. (the "Adviser"), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 0.75% of the U.S. Equity Fund and 1.00% of the International Equity Fund and Global Equity Fund's average daily net assets.

The Adviser has agreed to voluntarily reimburse and/or absorb the Funds' advisory, organization and other expenses, to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts:

                               CLASS A        CLASS Y
                               -------        -------
U.S. Equity Fund                1.45%          0.95%
International Equity Fund       1.65%          1.15%
Global Equity Fund              1.65%          1.15%

The Adviser agreed to lower the expense caps as reflected in the above table effective May 9, 2000 and until at least June 30, 2002 in a supplement to the Funds' prospectus. Prior to May 9, 2000, the Adviser capped expenses as follows:

                               Class A        Class Y
                               -------        -------
U.S. Equity Fund                2.06%          1.31%
International Equity Fund       2.38%          1.63%
Global Equity Fund              2.23%          1.48%

To the extent that the Adviser reimburses or absorbs fees and expenses, it may seek payment of such amounts for two years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time these payments or reimbursements are proposed. For the period ended June 30, 2000, the Adviser reimbursed/absorbed expenses of $148,181, $145,224 and $148,675 for the U.S. Equity, International Equity and Global Equity Funds, respectively. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                            U.S.         INTERNATIONAL        GLOBAL
YEAR OF EXPIRATION      EQUITY FUND       EQUITY FUND       EQUITY FUND
------------------      -----------       -----------       -----------
6/30/2001                 $146,519          $156,233         $107,742
6/30/2002                 $148,181          $145,224         $148,675

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. Firstar Bank, N.A. serves as custodian for the Funds.

NOTE 7 -- DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that each Fund's Class A shares may pay distribution fees of up to 0.50% of the average daily net assets to T.O. Richardson Securities, Inc. (the "Distributor"). Payments under the 12b-1 Plan shall be used to reimburse the Distributor for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of each Fund's Class A shares. The U.S. Equity Fund, International Equity Fund and Global Equity Fund incurred $597, $2,105 and $1,521 in fees pursuant to the 12b-1 Plan for the year ended June 30, 2000.

NOTE 8 -- SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a shareholder servicing plan. Under the shareholder servicing plan, Class A shares may pay financial institutions, including affiliates of the Adviser, a fee of 0.25% of its average daily net assets for services relating to maintenance of investor accounts, including liaisons with investors. The U.S. Equity Fund, International Equity Fund and Global Equity Fund incurred $131, $587 and $302 in fees pursuant to the shareholder servicing plan for the year ended June 30, 2000. The Board of Trustees voted to eliminate the shareholder servicing plan effective February 25, 2000.

THE SIMMS FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of The Simms Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Simms Funds (comprising, respectively, the U.S. Equity Fund, International Equity Fund and Global Equity Fund, and hereafter referred to as the "Funds") at June 30, 2000, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin
August 4, 2000

THE SIMMS FUNDS
TAX INFORMATION

REQUIRED INCOME TAX DISCLOSURES

In early 2000, shareholders received information regarding all distributions paid to them by the Funds during the fiscal year ended June 30, 2000. The Funds hereby designate the following amounts as long-term capital gains distributions.

                                      U.S.       INTERNATIONAL       GLOBAL
                                  EQUITY FUND     EQUITY FUND      EQUITY FUND
                                  -----------     -----------      -----------
  Capital Gains Taxed at 20%        $82,504         $221,195        $      --

             (SIMMS CAPITAL MANAGEMENT, INC. GLOBAL INVESTORS LOGO)

                                THE SIMMS FUNDS
                               55 Railroad Avenue
                          Greenwich, Connecticut 06830
                                 1-877-GET-SIMS
                                (1-877-438-7467)

                               INVESTMENT ADVISER
                            Simms Capital Management
                               55 Railroad Avenue
                          Greenwich, Connecticut 06830

         ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSEMENT AGENT
                       Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                               Firstar Bank, N.A.
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                      Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                                  DISTRIBUTOR
                        T.O. Richardson Securities, Inc.
                               2 Bridgewater Road
                         Farmington, Connecticut 06032

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.